Revenue	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue
Note 3 - Revenue
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the six months ended June 30,
	2024	2023
	(Restated)	(Restated)
Sales of vehicles[1]	888,652	1,208,791
Sales of software and performance engineered kits	7,891	11,419
Sales of carbon credits	40	532
Vehicle leasing revenue	11,566	7,493
Other revenue	1,098	8,130
Total	$909,247	$1,236,365
1 - Revenue related to sale of vehicles are inclusive of extended and connected services recognized over time.
For the six months ended June 30, 2024 and 2023, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles, software performance upgrades and sale of technology to other related parties.
For the six months ended June 30, 2024 no sole customer, that is not a related party, exceeded 10% of total revenue. For the six months ended June 30, 2023, the Group’s largest customer that is not a related party accounted for $271,246 (22%) of revenue. Refer to Note 15—Related party transactions for further details on revenues from related parties.
Refund liabilities
For the six months ended June 30, 2024 and 2023, the Group reduced revenue by $98,991 and $51,633 for amounts related to variable consideration due to customers or service providers incentivizing contracts with customers, primarily in the form of volume related bonuses or discounts, residual value guarantees, and interest rate subvention schemes.
Contract liabilities

	Deferred revenue - extended service	Deferred revenue - connected service	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2024	47,505	39,565	50,962	138,032
Provided for during the period - (Restated)	13,529	4,687	4,212	22,428
Released during the period	(12,821)	(3,049)	(29,445)	(45,315)
Translation differences and other	(1,316)	(2,117)	(968)	(4,401)
Balance as of June 30, 2024 - (Restated)	$46,897	$39,086	$24,761	$110,744
of which current - (Restated)	21,673	6,389	23,031	51,093
of which non-current - (Restated)	25,224	32,697	1,730	59,651
As of June 30, 2024, contract liabilities amounted to $110,744, which was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue.